Summary of Significant Accounting Policies, Business acquisitions, Goodwill and Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021 USD ($) Reportingunit
Business Acquisitions, Goodwill and Intangible Assets [Abstract]
Number of identified reporting unit | Reportingunit	1
Impairment of goodwill | $	$ 0
Minimum [Member]
Business Acquisitions, Goodwill and Intangible Assets [Abstract]
Amortization period of definite-lived intangible assets	1 year
Maximum [Member]
Business Acquisitions, Goodwill and Intangible Assets [Abstract]
Amortization period of definite-lived intangible assets	10 years